Document and Entity Information	Mar. 26, 2020
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001283699
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 26, 2020
Entity Registrant Name	T-MOBILE US, INC.
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false